Myriad Dynamic Asset Allocation ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 60.0%	Shares	Value
Applications Software - 2.4%
Microsoft Corp.	29,330	$ 10,940,677

Building Production - Cement & Aggregates - 1.6%
Martin Marietta Materials, Inc.	6,261	3,610,719
Vulcan Materials Co.	13,042	3,847,520
		7,458,239

Computers - 3.6%
Apple, Inc.	55,818	16,151,496

Diagnostic Equipment - 1.6%
Danaher Corp.	16,014	3,050,347
Thermo Fisher Scientific, Inc.	8,737	4,380,382
		7,430,729

Diversified Banking Institutions - 8.0%
Bank of America Corp.	83,022	4,730,594
Citigroup, Inc.	43,610	6,103,656
Goldman Sachs Group, Inc.	5,332	5,392,625
JPMorgan Chase & Co.	27,212	8,907,304
Mitsubishi UFJ Financial Group, Inc. - ADR	161,926	3,220,708
Morgan Stanley	28,878	6,036,657
Sumitomo Mitsui Financial Group, Inc. - ADR	82,080	1,935,446
		36,326,990

Diversified Minerals - 0.6%
BHP Group Ltd. - ADR	31,302	2,607,770

E-Commerce and Products - 3.1%
Amazon.com, Inc. (a)	59,373	14,150,961

Electronic Components - Semiconductors - 8.1%
Broadcom, Inc.	21,593	8,156,756
Marvell Technology, Inc.	9,479	2,823,699
Micron Technology, Inc.	3,632	4,192,381
NVIDIA Corp.	107,253	21,460,253
		36,633,089

Finance - Credit Card - 2.0%
Mastercard, Inc. - Class A	4,341	2,229,538
Visa, Inc. - Class A	19,794	6,791,123
		9,020,661

Industrial Automation and Robots - 0.4%
FANUC Corp. - ADR	80,782	1,848,292

Internet Content - Entertainment - 1.0%
Meta Platforms, Inc. - Class A	8,000	4,506,320

Internet Security - 0.5%

Palo Alto Networks, Inc. (a)	6,222	2,121,826

Machinery - Construction & Mining - 1.1%
Caterpillar, Inc.	4,836	5,149,856

Machinery - Electric Utilities - 2.3%
Bloom Energy Corp. - Class A (a)	5,258	1,591,596
Hitachi Ltd. - ADR	60,258	1,666,134
Mitsubishi Heavy Industries Ltd. - ADR	84,511	957,510
Siemens Energy AG - ADR	166,590	6,353,743
		10,568,983

Machinery - Farm - 0.7%
Deere & Co.	5,382	3,413,964

Medical - Drugs - 2.7%
Eli Lilly & Co.	8,869	10,637,745
Novo Nordisk AS - ADR	38,512	1,846,265
		12,484,010

Medical Instruments - 0.6%
Intuitive Surgical, Inc. (a)	7,235	2,877,215

Metal - Copper - 2.6%
Anglo American PLC - ADR	144,785	3,577,637
Freeport-McMoRan, Inc.	129,737	8,159,160
		11,736,797

Metal - Diversified - 1.3%
Glencore PLC - ADR	145,950	1,986,380
Teck Resources Ltd. - Class B	65,446	3,891,419
		5,877,799

Non-Ferrous Metals - 0.3%
Cameco Corp.	13,918	1,417,688

Oil Refining and Marketing - 0.6%
Valero Energy Corp.	10,869	2,830,722

Pipelines - 0.7%
Cheniere Energy, Inc.	13,249	3,166,644

Power Conversion and Supply Equipment - 1.7%
ABB Ltd. - ADR	14,517	1,577,998
Eaton Corp. PLC	9,716	4,140,182
Schneider Electric SE - ADR	28,581	1,862,909
		7,581,089

Semiconductor Components - Integrated Circuits - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	12,025	5,742,779

Semiconductor Equipment - 3.3%
Applied Materials, Inc.	5,560	4,019,880
ASML Holding	3,393	6,750,170
Lam Research Corp.	9,437	4,089,335

				14,859,385

Steel - Producers - 0.5%
Nucor Corp.		9,973		2,221,486

Super-Regional Banks - 0.5%
Wells Fargo & Co.		25,716		2,125,170

Telecom Equipment Fiber Optics - 0.7%
Corning, Inc.		12,004		3,066,182

Transport - Rail - 1.9%
CSX Corp.		82,417		3,917,280
Union Pacific Corp.		17,504		4,761,088
				8,678,368

Web Portals and Internet Service Providers - 4.3%
Alphabet, Inc. - Class A		54,117		19,339,792
TOTAL COMMON STOCKS (Cost $243,321,083)				272,334,979

EXCHANGE TRADED FUNDS - 37.7%		Shares		Value
Invesco S&P 500 Equal Weight ETF		49,034		10,432,964
iShares Core MSCI Emerging Markets ETF		991,726		82,154,582
iShares MSCI Emerging Markets ex China ETF		665,140		68,043,822
Vanguard Russell 2000 ETF		87,623		10,639,185
TOTAL EXCHANGE TRADED FUNDS (Cost $140,537,808)				171,270,553

PURCHASED OPTIONS (a)- 0.2%	Notional Amount	Contracts(b)		Value
Call Options - 0.2%
S&P500 Emini ETF, Expiration: 09/18/2026; Exercise Price: $8,000.00	179,270,938	475		860,937
TOTAL PURCHASED OPTIONS (Cost $1,359,495)				860,937

SHORT-TERM INVESTMENTS - 1.4%		Shares		Value
Money Market Funds – 1.4%
First American Government Obligations Fund - Class X, 3.57% (c)		6,178,207		6,178,207
TOTAL SHORT-TERM INVESTMENTS (Cost $6,178,207)				6,178,207

TOTAL INVESTMENTS - 99.3% (Cost $391,396,593)				450,644,676
Other Assets in Excess of Liabilities - 0.7%			0.00676	3,068,792
TOTAL NET ASSETS - 100.0%				$ 453,713,468

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt ETF – Exchange Traded Fund PLC – Public Limited Company

(a)	Non-income producing security.
(b)	100 shares per contract.
(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Myriad Dynamic Asset Allocation ETF
Schedule of Open Futures Contracts
June 30, 2026 (Unaudited)

	Contracts Purchased	Expiration Date	Notional Amount	Net Value / Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS(a)
AUD/USD Cross Currency Rate	348	09/14/2026	$ 24,050,280	$ (380,139)
Mexican Peso/US Dollar Cross Currency Rate	847	09/14/2026	24,063,270	(27,344)
TOTAL LONG FUTURES CONTRACTS				$ (407,483)
				–
	Contracts Sold	Expiration Date	Notional Amount	Net Value / Unrealized Appreciation (Depreciation)
SHORT FUTURES CONTRACTS(a)
Euro/US Dollar Cross Currency Rate	(190)	09/14/2026	$ (27,209,188)	$ 292,031
Japanese Yen/US Dollar Cross Currency Rate	(232)	09/14/2026	(17,942,300)	265,379
TOTAL SHORT FUTURES CONTRACTS				$ 557,410
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ 149,927

(a)	Non-income producing security.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Myriad Dynamic Asset Allocation ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 272,334,979	$ –	$ –	$ 272,334,979
Exchange Traded Funds	171,270,553	–	–	171,270,553
Purchased Options Contracts	860,937	–	–	860,937
Short-Term Investments	6,178,207	–	–	6,178,207
Total Investments	$ 450,644,676	$ –	$ –	$ 450,644,676

Other Financial Instruments:
Futures Contracts *	$ (407,483)	$ –	$ –	$ (407,483)
Total Other Financial Instruments	$ (407,483)	$ –	$ –	$ (407,483)

Liabilities:
Other Financial Instruments:
Futures Contracts *	$ 557,410	$ –	$ –	$ 557,410
Total Other Financial Instruments	$ 557,410	$ –	$ –	$ 557,410

* The fair value of the Fund's investment in open futures contracts represents the unrealized appreciation (depreciation) as of June 30, 2026.

During the period ended June 30, 2026, the Fund did not hold any Level 3 securities, nor were any transfers into or out of Level 3. Refer to the Schedule of Investments and Schedule of Open Futures Contracts for further information on the classifications of investments.